INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
INTANGIBLE ASSETS
Schedule of Intangible assets
	December 26,	June 27,
	2020	2020

Dispensary Licenses	$133,053,216	$139,736,881
Customer Relationships	18,586,200	18,586,200
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,343,352	9,255,026
Intellectual Property	7,850,517	8,520,121

Total Intangible Assets	176,428,222	183,693,165

Dispensary Licenses	(23,064,894)	(19,162,587)
Customer Relationships	(13,407,729)	(8,113,913)
Management Agreement	(665,276)	(565,972)
Capitalized Software	(3,462,896)	(2,273,432)
Intellectual Property	(2,246,961)	(5,496,231)

Less Accumulated Amortization	(42,847,756)	(35,612,135)

Intangible Assets, Net	$133,580,466	$148,081,030

	2020	2019

Dispensary Licenses	$139,736,881	$179,628,706
Customer Relationships	18,586,200	18,415,200
Management Agreement	7,594,937	7,594,937
Capitalized Software	9,255,026	4,010,454
Intellectual Property	8,520,121	8,212,764

Total Intangible Assets	183,693,165	217,862,061

Less Accumulated Amortization	(35,612,135)	(16,760,646)

Intangible Assets, Net	$148,081,030	$201,101,415